Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) Bonds	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount	$ 1,556,980	$ 56,128	$ 1,082,000
Unsecured subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount | $	$ 1,000
Number of bonds acquired | Bonds	1,000
Corporate bonds annual interest rate	3.50%	3.50%
Effective interest rate	3.20%	3.20%